FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 4,590	$ 4,565
Financial assets pledged as collateral	634	1,404
Disclosure of financial liabilities [line items]
Financial liabilities	13,895	13,758
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	3,696	3,434
Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	8,490	8,823
Exchangeable and class B shares
Disclosure of financial liabilities [line items]
Financial liabilities	1,709	1,501
Provisions, decommissioning liabilities, deferred revenue, work in progress and post-employment benefits
Disclosure of financial liabilities [line items]
Financial liabilities	1,580	1,384
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,008	772
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	3,229	3,569
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	353	224
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL | Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL | Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL | Exchangeable and class B shares
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	55	48
FVOCI | Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	55	48
FVOCI | Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVOCI | Exchangeable and class B shares
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	13,840	13,710
Amortized cost | Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	3,641	3,386
Amortized cost | Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	8,490	8,823
Amortized cost | Exchangeable and class B shares
Disclosure of financial liabilities [line items]
Financial liabilities	1,709	1,501
FVTPL
Disclosure of financial assets [line items]
Financial assets	11	9
FVTPL | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	11	9
FVOCI
Disclosure of financial assets [line items]
Financial assets	184	55
FVOCI | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI | Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI | Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	184	55
Amortized cost
Disclosure of financial assets [line items]
Financial assets	4,395	4,501
Amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,008	772
Amortized cost | Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	3,229	3,569
Amortized cost | Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	$ 158	$ 160